Note 1 - ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
ORGANIZATION AND PRINCIPAL ACTIVITIES

Asia Pacific Wire & Cable Corporation Limited (“APWC” or the “Company”), which is a subsidiary of Pacific Electric Wire & Cable Co., Ltd. (“PEWC”), a Taiwanese company, was incorporated as an exempted company in Bermuda on September 19, 1996 under the Companies Act 1981 of Bermuda (as amended) for the purpose of acting as a holding company. The Company is principally engaged in owning operating companies engaged in the power cable, telecommunication cable, enameled wire and electronic cable industry.

The Company’s operating subsidiaries (the “Operating Subsidiaries”) are engaged in the manufacturing and distribution of telecommunications, power cable and enameled wire products in Singapore, Thailand, Australia, the People’s Republic of China (“PRC”) and other markets in the Asia Pacific region. Major customers of the Operating Subsidiaries include government organizations, electric contracting firms, electrical dealers, and wire and cable factories. The Company’s Operating Subsidiaries also engage in the distribution of certain wire and cable products manufactured by PEWC and third parties. In certain markets, the Company also provides project engineering services to customers through its supply, delivery and installation (the “SDI”) business segment.

The Company was listed on the New York Stock Exchange in March 1997. On December 24, 2001, the staff of the New York Stock Exchange (“NYSE”) announced that it had determined that the trading of the common shares of APWC should be suspended prior to December 31, 2001. The decision was reached in view of the fact that the Company’s share price had fallen below NYSE’s continued listing standards. Following the delisting of the Company’s common shares on the NYSE, the Company’s common shares were traded under the ticker AWRCF, on the Over-the-Counter Bulletin Board (“OTC BB”), operated by the National Association of Securities Dealers, Inc. (“NASD”). After the Company failed to timely file its annual report on Form 20-F for the 2004 fiscal year, the Company was delisted from the OTC BB in August 2005 and thereafter its common shares were quoted on the “pink sheets” market by Pink Sheets LLC, a privately owned company that provides pricing and financial information for over-the-counter securities.

On June 28, 2007, SOF Investment, L.P. (“SOF”), a Delaware limited partnership controlled by MSD Capital, L.P. acquired 20% of the issued and outstanding shares of the Company from a private equity investor and entered into a shareholders’ agreement with the Company and PEWC.

On April 9, 2008, the Company was listed again and began trading its common shares on the OTC BB after completing all reporting requirements and filing all outstanding financial reports with the US Securities and Exchange Commission (“SEC”). The Company is subject to the reporting requirements under the Securities Exchange Act of 1934.

On March 30, 2009, SOF sold 10.2% of the issued and outstanding shares of the Company to PEWC. PEWC is currently holding 65.6% of the equity of the Company and COF (as successor-in-interest to SOF) is holding 9.8%. The remaining 24.6% of the issued and outstanding common shares were publicly traded on the Over-the-Counter Bulletin Board (“OTC BB”) prior to that date.

On April 29, 2011, the Company’s common shares commenced trading on NASDAQ Capital Market tier.

As of July 1, 2011, SOF transferred its 9.8% interest in the Company to MSD Credit Opportunity Master Fund, L.P. (“COF”), which became a party to the shareholders agreement, as amended and restated on March 27, 2009 (the “Amended Shareholders Agreement”), and succeeded to all of the right, title, and interest in the common shares previously held by SOF.

On February 15, 2013, the Company’s common shares started trading on the NASDAQ Global Market tier.

Share Capital

On September 8, 2008, the Company’s shareholders approved an increase to the authorized share capital from 20,000,000 common shares, par value $0.01 per share, to 50,000,000 common shares, par value $0.01 per share.

Share Capital Repurchase Program

The Company’s board of directors authorized a share capital repurchase program for its common shares on August 28, 2012, up to $2 million worth of its common shares over the next twelve months. Up to December 31, 2012, the Company had repurchased 1,900 shares with a total consideration of $6. The Company records the value of its common shares held in the treasury at cost.

i)  The subsidiaries of the Company are set out below:

Place of incorporation and operations	Percentage of equity interest As of December 31,
	2011	2012
The British Virgin Islands

Asia Pacific Wire & Cable General Holdings Ltd.	100%	100%

PRC (APWC) Holding Ltd.	100%	100%

Samray Inc.	100%	100%

Siam (APWC) Holdings Ltd.	100%	100%

Moon View Ltd.	100%	100%

Trigent Investment Holdings Limited	100%	100%

Crown Century Holdings Ltd.	100%	100%

Singapore

Sigma Cable Company (Private) Limited (“Sigma Cable”)	98.3%	98.3%

Sigma-Epan International Pte Ltd. (“Sigma-Epan”)	100%	100%

Epan Industries Pte Ltd.	100%	100%

Epan Data-Comm System Pte Ltd.	100%	100%

Singvale Pte Ltd.	100%	100%

Malaysia

Elecain Industry Sdn. Bhd.	92.6%	92.6%

Sigma-Epan Malaysia Sdn. Bhd.	100%	100%

Place of incorporation and operations	Percentage of equity interest As of December 31,
	2011	2012
The People’s Republic of China (“PRC”)

Ningbo Pacific Cable Co., Ltd. (“Ningbo Pacific”)	95.80%	100%

Shanghai Yayang Electric Co., Ltd.	54.41%	54.41%

Pacific Electric Wire & Cable (Shenzhen) Co., Ltd. (“PEWS”)	100%	100%

Hong Kong

Crown Century Holdings Limited (“CCH (HK)”)	100%	100%

Australia

Australia Pacific Electric Cable Pty Limited (“APEC”)	99.40%	99.40%

Thailand

Charoong Thai Wire and Cable Public Company Limited (“Charoong Thai”)*	50.93%	50.93%

Siam Pacific Electric Wire & Cable Company Limited (“Siam Pacific”)	50.93%	50.93%

Double D Cable Company Limited (“Double D”) (pre-operating stage)	0%	50.93%

Hard Lek Limited	73.98%	73.98%

APWC (Thailand) Co., Ltd.	99.48%	99.48%

PEWC (Thailand) Co., Ltd.	99.48%	99.48%

CTW Beta Co. Ltd.	50.89%	50.89%

Siam Fiber Optics Co. Ltd.	30.56%	30.56%

* Charoong Thai is listed on the Stock Exchange of Thailand and is engaged in the manufacturing of wire and cable products for the power and telecommunications industries in Thailand.

ii)  The equity investees of the Company are set out below:

Place of incorporation and operations	Percentage of equity interest As of December 31,
	2011	2012
The People’s Republic of China

Shandong Huayu Pacific Fiber Optics Communications Co., Ltd. (“Shandong Huayu”)	48.73%	48.73%

Shandong Pacific Rubber Cable Co., Ltd. (“SPRC”)	25.00%	25.00%

Thailand

Siam Pacific Holding Company Limited (“SPHC”)	49.00%	49.00%

Loxley Pacific Co., Ltd. (“Lox Pac”)	21.39%	21.39%

Acquisitions accounted for as purchases and disposals undertaken by the Company during the years ended December 31, 2010, 2011 and 2012 included the following:

(a)	On March 31, 2010, CCH acquired 51% of APEC shares from Sigma Cable, thereby increasing the Company’s interest in APEC from 98.53% to 99.40%. On April 14, 2010, CCH acquired 100% of Sigma-Epan from Samray, the Company’s interest in Sigma-Epan has not changed and Sigma-Epan remains as a wholly owned subsidiary of the Company.

(b)	On May 31, 2011, the Company contributed additional capital in Ningbo Pacific in the form of a cash injection of $5 million. The Company’s interest in Ningbo Pacific increased from 94.31% to 95.80%.

(c)	On December 1, 2011, the Company disposed its entire 51% equity interest in Shandong Pacific Fiber Optics Co., Ltd.(“SPFO”). Proceeds from the disposal of SPFO were $2.9 million (RMB18.5 million). The Company recorded a gain on disposal amounting to $1.96 million in the consolidated statement of operations.

(d)	On June 8, 2012, the Charoong Thai’s board of directors resolved to set up Double D. Double D registered its incorporation on August 30, 2012 with Baht 20 million registered capital and it is wholly owned by Charoong Thai.

(e)	On July 22, 2012, the Company acquired an additional 4.2% shareholding of Ningbo Pacific from PRC joint venture partner. The Company’s interest in Ningbo Pacific increased from 95.8% to 100%.

Put Right and Option

Under the terms of the Amended Shareholders’ Agreement, COF has the right and option (but not the obligation) to sell to PEWC upon the occurrence of a Put Event (defined below), and PEWC agreed to purchase from COF upon the occurrence of a Put Event, all registrable securities then owned by COF (the “ Put Shares ”), for an amount equal to the Put Price (defined below) together with interest (calculated on the basis of a 360 day year) on the Put Price, computed (x) from June 28, 2007 through May 31, 2010 at a rate per annum that shall be equal to the Libor rate plus fifty (50) basis points (compounded annually), and (y) from June 1, 2010 until the Put Closing (defined below) at a rate per annum that shall be equal to the Libor rate plus one hundred and fifty (150) basis points

(compounded annually) (the “ Put Right ”). If the Put Event terminates prior to the closing of such Put Right, the exercise of the Put Right is deemed rescinded and the transaction relating to the Put Right is deemed cancelled, but this will not terminate the existence of a future Put Right upon the triggering of a future Put Event.

A “Put Event” means any date (i) after March 11, 2009 whereby an event has occurred and continues to occur, or (ii) after February 1, 2011 whereby the shares are not listed on a US Securities Market, which means any of the NASDAQ Stock Market, Inc. (Global Market or Global Select Market), Alternext U.S. (f/k/a the American Stock Exchange LLC), the New York Stock Exchange LLC or in conjunction with a dual listing on, or a transfer from, a US Securities Market to one or more of the principal or secondary exchanges for the public trading of equity securities in any of Hong Kong, Tokyo or Singapore. The “Put Price” means for (i) shares purchased pursuant to the Purchase Agreement, an aggregate amount equal to the product of (a) the number of shares being sold and (b) US$4.35 and (ii) shares purchased under preemptive right provisions of the amended shareholders’ agreement (the “Shareholders’ Agreement”), and aggregate amount equal to the purchase price thereof.

The Shareholders’ Agreement does not contain any provisions that impose any purchase, reimbursement or financing obligations on the Company in the event that SOF exercises the Put Right. The Put Right is an obligation solely of PEWC and not of the Company. However, for the avoidance of doubt and as a re-affirmation that the financial and other obligation to SOF in the event of an exercise of the Put Right rest exclusively with PEWC, the Company has, on March 27, 2009, entered into a non-recourse confirmation agreement (the “Non-recourse Confirmation Agreement”) with PEWC whereby PEWC (i) covenants that it has no put right against the Company relating to the Put Shares and that PEWC’s obligations to SOF are without recourse to the Company, (ii) waives any such right should it arise in the future, and (iii) agrees that it shall not cause the Company, directly or indirectly, to incur any costs associated with the exercise of the Put Right.

The Shareholders’ Agreement provides, and the Non-recourse Confirmation Agreement confirms, that the Put Right is solely the obligation of PEWC. The Company has no purchase, reimbursement or financing obligations in the event that SOF exercises the Put Right. As such, the Company has classified the Put Shares as equity in the accompanying financial statements.

The Company received an approval letter from Nasdaq on April 13, 2011 for the listing of its common shares on NASDAQ, with “APWC” as the trading symbol and, as noted, on April 29, 2011, the Company’s common shares commenced trading on NASDAQ Capital Market, which tier does not fit within the definition of a national “Securities Market”, as provided in the Shareholders’ Agreement. The Company applied to list the common shares on the NADAQ Global Market after the Company fulfilled NASDAQ’s requirement for the migration, which included trading price per shares, liquidity requirements, operating history and a diversified shareholder list. The Company’s common shares began trading on the NASDAQ Global Market effective February 15, 2013. There is no impact on existing shareholders from this change in trading tiers.